Impacts of adoption of new IFRS standards (Details 2) - USD ($) $ in Millions		Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Total equity		$ 76,901	$ 71,211	$ 74,287	$ 74,227	$ 69,978	$ 67,646	$ 74,891
Previously stated [member]
Total equity				74,227	74,227
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Total equity	[1]				60
Adjustment, IFRS 15
Total equity				60
Equity attributable to owners of parent [member]
Total equity		76,815	71,098			69,919	67,586	74,832
Equity attributable to owners of parent [member] | Previously stated [member]
Total equity					74,168
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Total equity	[1]				60
Retained earnings
Total equity		$ 79,793	$ 73,498	77,876		$ 73,407	$ 72,934	$ 81,148
Retained earnings | Previously stated [member]
Total equity				77,639	77,639
Retained earnings | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Total equity	[1]				$ 237
Retained earnings | Adjustment, IFRS 9
Total equity				177
Retained earnings | Adjustment, IFRS 15
Total equity				60
Total fair value adjustments
Total equity				(4,517)
Total fair value adjustments | Previously stated [member]
Total equity				(4,340)
Total fair value adjustments | Adjustment, IFRS 9
Total equity				$ (177)

[1]	The impact of change in accounting policies includes USD 60 million relating to IFRS 15 implementation and USD 177 million relating to IFRS 9 implementation. See Note 2 and Note 7.